SELIGMAN
QUALITY

MUNICIPAL
FUND, INC.

Third Quarter Report
July 31, 2005

To the Stockholders	September 12, 2005

     Your third quarter report for Seligman Quality Municipal Fund, Inc. follows this letter. This report contains the Fund’s performance history and portfolio of investments.

     For the nine months ended July 31, 2005, Seligman Quality Municipal Fund posted a total return of 2.97% based on net asset value and 1.71% based on market price. The Fund’s annual distribution rate, based on the current monthly dividend and market price on July 31, 2005, was 4.65% . This is equivalent to a taxable yield of 7.15%, based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 1.25% to 3.15% .

     We thank you for your continued support of Seligman Quality Municipal Fund and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the
New York, NY 10017	New York, NY 10017		United States
		(800) 622-4597	24-Hour Automated
General Counsel			Telephone Access
Sullivan & Cromwell LLP			Service

Performance Overview and Portfolio Summary

This section of the report is intended to help you understand the performance of Seligman Quality Municipal Fund Common Stock and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results.The rates of return will vary and the principal value of an investment will fluctuate.Shares, if sold, may be worth more or less than their original cost.Current performance may be lower or higher than the performance data quoted.Total returns of the Fund as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end.

Returns reflect changes in the market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares. A portion of the Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results For Common Stock

Total Returns
For Periods Ended July 31, 2005
			Average Annual

	Three	Nine	One	Five	Ten
	Months*	Months*	Year	Years	Years

Market Price	2.59%	1.71%	6.00%	7.23%	5.94%

Net Asset Value	0.95	2.97	6.62	7.23	6.69

Price Per Share

	Market	Net Asset
	Price	Value

July 31, 2005	$12.27	$14.19

April 30, 2005	12.10	14.22

January 31, 2005	12.44	14.35

October 31, 2004	12.51	14.29

Dividend and Capital Gain Per Share,
and Yield Information
For the Nine Months Ended July 31, 2005

	Capital Gain††
Dividends				SEC 30-Day
Paid†	Realized	Unrealized		Yield‡

$0.444	$0.035	$0.940	ø	3.32%

Holdings By Market Sector#		Holdings By Credit Quality[2]#

Revenue Bonds	68%	AAA	90%

General Obligation Bonds øø	32	AA	6

		BBB	4

Weighted Average Maturity	15.8 years

See footnotes on page 3.

Performance Overview and Portfolio Summary (continued)

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.
[2]	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-
refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.
*	Returns for periods of less than one year are not annualized.
†	For the nine months ended July 31, 2005, Preferred Stockholders were paid dividends at annual rates ranging from 1.25% to
3.15%. Earnings on the Fund’s assets in excess of the preferred dividend requirements constituted income available for dividends to Common Stockholders.
††	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future net realized capital gains.
ø	Represents the per share amount of unrealized appreciation of portfolio securities as of July 31, 2005.
øø	Includes pre-refunded and escrowed-to-maturity securities.
‡	Current yield, representing the annualized yield (after dividends on Preferred Stock) for the 30-day period ended July 31, 2005, has been computed in accordance with SEC regulations and will vary.
#	Percentages based on current market values of long-term holdings at July 31, 2005.

Portfolio of Investments (unaudited)	July 31, 2005

	Face
State#	Amount	Municipal Bonds	Rating†	Value

Alabama — 8.0%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa	$5,351,700
Alaska — 3.6%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa	2,404,460
Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement and Power
		District Rev. (Salt River Project), 5% due 12/1/2014	Aaa	4,341,000
California — 23.9%	4,000,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,097,280
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa	1,571,730
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa	5,172,450
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa	5,144,950
Colorado — 4.0%	2,500,000	Regional Transportation District Sales Tax Rev.,
		5% due 11/1/2024	Aaa	2,646,425
Florida — 14.0%	3,000,000	Orange County Health Facilities Authority Rev.
		(The Nemours Foundation Project), 5% due 1/1/2029	AAA‡	3,163,560
	3,345,000	Orange County Solid Waste Facility Refunding Rev.,
		5% due 10/1/2016	Aaa	3,566,439
	2,500,000	Orange County Sales Tax Rev., 5.125% due 1/1/2023	Aaa	2,687,200
Louisiana — 1.0%	585,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project), 8%
		due 5/15/2012††	AAA‡	681,619
Massachusetts — 14.3%	750,000	Massachusetts Port Authority Rev., 5% due 7/1/2025	Aaa	795,127
	3,000,000	Massachusetts School Building Authority Dedicated
		Sales Tax Rev., 5% due 8/15/2023	Aaa	3,205,110
	3,000,000	Massachusetts State Special Obligation
		Dedicated Tax Rev., 5.25% due 1/1/2025Ø	Aaa	3,315,480
	2,000,000	Massachusetts State Water Resources Authority Rev.,
		5.25% due 8/1/2024.	Aaa	2,220,360
Michigan — 3.9%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031.	Aa2	2,603,350
Minnesota — 0.8%	500,000	Minneapolis & Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032Ø	Aaa	556,080
Missouri — 0.6%	400,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375% due 9/1/2031*	AAA‡	408,896

See footnotes on page 6.

Portfolio of Investments (unaudited) (continued)	July 31, 2005

	Face
State#	Amount	Municipal Bonds	Rating†	Value

New York — 22.9%	$3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026Ø	Aaa	$3,151,590
	3,000,000	New York City GOs, 5% due 8/1/2017	Aaa	3,255,690
	2,105,000	New York City GOs, 6.25% due 4/15/2027Ø	Aaa	2,245,004
	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due 6/15/2026Ø	Aaa	5,312,800
	1,295,000	New York State Environmental Facilities Corporation
		(Clean Water and Drinking Water Rev.), 5% due 7/15/2020	Aaa	1,388,434
Ohio — 4.9%	3,000,000	Hamilton County Sewer System Improvement Rev.
		(The Metropolitan Sewer District of Greater Cincinnati),
		5% due 12/1/2014	Aaa	3,271,410
Pennsylvania — 6.4%	3,000,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	3,203,250
	1,000,000	Pennsylvania Turnpike Commission Rev.
		(Oil Franchise Tax), 5.25% due 12/1/2023	Aaa	1,096,860
Puerto Rico — 5.1%	3,000,000	Puerto Rico Electric Power Authority Rev.,
		5.25% due 7/1/2021.	Aaa	3,419,340
Texas — 13.0%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa	3,103,500
	2,000,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and Light
		Co. Project), 6.125 due 5/1/2030*	Aaa	2,082,920
	3,000,000	San Antonio Electric & Gas System Rev., 5.65%
		due 2/1/2019††	AAA‡	3,540,210
Washington — 6.3%	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa	2,062,480
	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa	2,167,340
Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa	325,598

Total Municipal Bonds — 139.7%.				93,559,642

		Variable Rate Demand Notes**

Colorado — 1.8%	1,200,000	Moffat County Pollution Control Rev. (Pacificorp
		Projects) due 5/1/2013	VMIG 1	1,200,000
Florida — 6.2%	4,160,000	Sarasota County Public Hospital Board (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1	4,160,000
Illinois — 1.8%	1,200,000	Illinois Health Facilities Authority Rev. (University of
		Chicago Hospital) due 8/15/2026	VMIG 1	1,200,000
Missouri — 5.8%	3,900,000	Missouri State Health & Educational Facility Rev.
		(Cox Health System) due 6/1/2022	VMIG 1	3,900,000

See footnotes on page 6.

Portfolio of Investments (unaudited) (continued)	July 31, 2005

	Face
State#	Amount	Variable Rate Demand Notes**	Rating†	Value

New York — 1.7%	$800,000	New York City GOs due 8/15/2018	VMIG 1	$800,000
	300,000	Port Authority of New York and New Jersey
		Special Obligation Rev. due 5/1/2019	VMIG 1	300,000
Wyoming — 1.6%	1,100,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2017*	P-1	1,100,000

Total Variable Rate Demand Notes — 18.9%				12,660,000

Total Investments — 158.6%				106,219,642
Other Assets Less Liabilities — (8.4)%				(5,635,279)
Preferred Stock — (50.2)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$66,984,363

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a per-
cent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.
†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
**	Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At July 31, 2005, the interest rates paid on these notes ranged from 2.22% to 2.40%.

The cost of investments for federal income tax purposes was $101,784,461. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $4,627,789 and $192,608, respectively.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Board of Directors

Robert B. Catell 2,3		Leroy C. Richie 1,3
Chairman, Chief Executive Officer and Director,		Chairman and Chief Executive Officer,
KeySpan Corporation		Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation
John R. Galvin 1,3
Dean Emeritus, Fletcher School of Law and		Robert L. Shafer 2,3
Diplomacy at Tufts University		Ambassador and Permanent Observer
of the Sovereign Military Order
Alice S. Ilchman 2,3		of Malta to the United Nations
President Emerita, Sarah Lawrence College
Director, Jeannette K. Watson Summer Fellowship		James N. Whitson 1,3
Trustee, Committee for Economic Development		Retired Executive Vice President and Chief Operating Officer,
Sammons Enterprises, Inc.
Frank A. McPherson 2,3		Director, CommScope, Inc.
Retired Chairman of the Board and Chief Executive
Officer, Kerr-McGee Corporation		Brian T. Zino
Director, ConocoPhillips		Director and President,
Director, Integris Health		J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Betsy S. Michel 1,3		Director, ICI Mutual Insurance Company
Trustee, The Geraldine R. Dodge Foundation		Member of the Board of Governors,
Investment Company Institute
William C. Morris
Chairman, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.	Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Thomas G. Rose
Chairman	Vice President	Vice President

Brian T. Zino	Eleanor T.M. Hoagland	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and	Vice President and Treasurer
Chief Compliance Officer
Thomas G. Moles		Frank J. Nasta
Executive Vice President	Audrey G. Kuchtyak	Secretary
Vice President

Seligman Quality Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864

CESQF3c 7/05